Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2018
Marketable Securities [Abstract]
Schedule of marketable securities
	December 31,
	2018	2017
Short-term:
Fair value through profit or loss (1)	1,156	1,209
Fair value through other comprehensive income	8,757	12,929
Total short-term marketable securities	$9,913	$14,138

Total marketable securities	$9,913	$14,138

(1)	The Group recognized gains (losses) from marketable securities classified as held for trading (until December 31, 2017) or debt instruments measured at fair value through profit or loss (commencing from January 1, 2018) in amounts of $136, ($149) and $53 during the years ended December 31, 2016, 2017 and 2018, respectively.

Summary of debt instruments
	December 31,
	2018				2017
	Amortized cost	Unrealized losses	Unrealized Gains	Market value	Amortized cost	Unrealized losses	Unrealized gains	Market Value
Commercial bonds	$8,851	$(94)	-	$8,757	$12,987	$(58)	$-	$12,929

Schedule of amortized costs of debt instruments
	Amortized	Unrealized gains (losses)		Market
	cost	Gains	Losses	value

Due within one year	$3,326	$-	$(21)	$3,305
Due after one year through three years	$5,525	$-	$(73)	$5,452
	$8,851	$-	$(94)	$8,757

Schedule of other comprehensive income from available-for-sale securities
Other comprehensive income

Other comprehensive income from debt instruments at fair value through other comprehensive income as of January 1, 2017	167

Unrealized gain from available-for-sale securities	188
Realized gain reclassified into profit or loss	(94)
Other comprehensive income from debt instruments at fair value through other comprehensive income as of December 31, 2017	$261

Unrealized loss from debt instruments at fair value through other comprehensive income	(37)

Other comprehensive income from debt instruments at fair value through other comprehensive income as of December 31, 2018	$224